Lease	12 Months Ended
Dec. 31, 2017
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Lease
20.	Lease

The Group’s non-cancellable lease arrangements are as follows:

The Group as the Lessee

Finance Lease

Details of finance lease assets as of December 31, 2016 and 2017, are as follows:

(in millions of Korean won)	2016		2017
Acquisition costs	￦	298,631	￦	325,975
Less: Accumulated depreciation		(105,013)		(126,091)

Net balance	￦	193,618	￦	199,884

As of December 31, 2017, the Group recognized financial lease assets as other property and equipment. The related depreciation amounted to ￦58,535 million (2016: ￦50,704 million) for the year ended December 31, 2017.

Details of future minimum lease payments As of December 31, 2016 and 2017, under finance lease contracts are summarized below:

(in millions of Korean won)	2016		2017
Total amount of minimum lease payments
Within one year	￦	79,644	￦	88,441
From one year to five years		131,813		132,113
More than five years		—		81

		211,457		220,635

Unrealized interest expense		30,743		43,758

Net amount of minimum lease payments
Within one year		64,008		68,651
From one year to five years		116,706		108,146
More than five years		—		80

Total	￦	180,714	￦	176,877

Operating Lease

Details of future minimum lease payments As of December 31, 2016 and 2017, under operating lease contracts are summarized below:

(in millions of Korean won)	2016		2017
Within one year	￦	102,015	￦	109,258
From one year to five years		270,462		266,434
Thereafter		16,549		1,635

Total	￦	389,026	￦	377,327

Operating lease expenses incurred for the years ended December 31, 2015, 2016 and 2017, amounted to ￦111,776 million, ￦121,852 million and ￦126,250 million, respectively.